Note 13 - Stock Options and Contributed Surplus - Stock Options Transactions and Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Statement Line Items [Line Items]
Balance, number of options	23,805,500	26,718,500	24,237,800
Balance, weighted average exercise price	$ 0.96	$ 0.89	$ 0.61
Expired/cancelled, number of options	(5,455,209)	(1,290,000)	(1,068,000)
Expired/cancelled, weighted average exercise price	$ 0.73	$ 0.96	$ 1.13
Exercised, number of options	(685,000)	(5,648,000)	(8,106,300)
Exercised, weighted average exercise price	$ 0.19	$ 0.37	$ 0.43
Granted, number of options	15,425,000	4,025,000	11,655,000
Granted, weighted average exercise price	$ 0.24	$ 0.62	$ 1.19
Balance, number of options	33,090,291	23,805,500	26,718,500
Balance, weighted average exercise price	$ 0.68	$ 0.96	$ 0.89